UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      George Kaiser Family Foundation

Address:   7030 South Yale, Suite 600
           Tulsa, OK 74136


Form 13F File Number: 28-13551


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Thomas
Title:  Chief Investment Officer
Phone:  (918) 392-1612

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Thomas                  Tulsa, OK                          5/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $      642,640
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BOK Financial            Common         05561Q201  268,767 4,775,534 SH       SOLE                4,775,534      0    0
Unit Corporation         Common         909218109  191,204 4,471,560 SH       SOLE                4,471,560      0    0
Anadarko Petroleum       Common         032511107  104,789 1,337,614 SH       SOLE                1,337,614      0    0
Petroleo Brasileiros     Common         71654V408   58,405 2,199,000 SH       SOLE                2,199,000      0    0
Sandridge                Common         80007P907   14,741 6,670,000 SH  CALL SOLE                6,670,000      0    0
Shaw Group               Common         820280105    4,734   149,300 SH       SOLE                  149,300      0    0